Commitments and Contingencies (Details)	0 Months Ended	12 Months Ended
	Jul. 02, 2012	Dec. 31, 2012 item
Commitments and Contingencies
Number of protests under annual filing by Equitrans with the FERC to recover costs incurs to comply with the Pipeline Safety Improvement Act of 2002		2
Period after the closing of initial public offering during which the entity is indemnified for the difference between the amount of pipeline safety costs incurred and recovered during the period	5 years
Number of customer protests to which annual surcharge for 2012 is subjected		2